Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	€ 39,277	€ 43,076	€ 48,422
Other income	12,673	1,587	2,842
Supplies	(12,258)	(13,014)	(13,635)
Personnel expenses	(6,733)	(5,280)	(8,066)
Other expenses	(10,976)	(12,871)	(14,444)
Depreciation and amortization	(8,397)	(9,359)	(10,582)
OPERATING INCOME	13,586	4,139	4,537
Share of (loss) income of investments accounted for by the equity method	(127)	2	13
Finance income	614	677	842
Exchange gains	2,801	3,847	2,461
Finance costs	(2,028)	(2,417)	(2,795)
Exchange losses	(2,751)	(3,665)	(2,340)
Net financial expense	(1,364)	(1,558)	(1,832)
PROFIT BEFORE TAX	12,095	2,583	2,718
Corporate income tax	(1,378)	(626)	(1,054)
PROFIT FOR THE YEAR	10,717	1,957	1,664
Attributable to equity holders of the parent	8,137	1,582	1,142
Attributable to non-controlling interests	€ 2,580	€ 375	€ 522
Basic earnings per share (in euros per share)	€ 1.38	€ 0.23	€ 0.15
Diluted earnings per share (in euros per share)	€ 1.37	€ 0.23	€ 0.15